PRUDENTIAL JENNISON VALUE FUND
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is capital appreciation. This means we seek investments whose value will increase.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 19 of the Fund's Prospectus and in Rights of Accumulation on page 44 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PRUDENTIAL JENNISON VALUE FUND - USD ($)	Class A	Class B	Class C	Class Q	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00%	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none
Redemption fee	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	$ 15	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PRUDENTIAL JENNISON VALUE FUND		Class A	Class B	Class C	Class Q	Class R	Class Z
Management fees		0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
+ Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	none	0.75%	none
+ Other expenses		0.19%	0.19%	0.19%	0.06%	0.19%	0.19%
= Total annual Fund operating expenses		1.06%	1.76%	1.76%	0.63%	1.51%	0.76%
– Fee waiver and/or expense reimbursement		none	none	none	none	(0.25%)	none
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	1.06%	1.76%	1.76%	0.63%	1.26%	0.76%
[1]	The distributor of the Fund has contractually agreed until December 31, 2016 to reduce its distribution and service (12b-1) fees for Class R shares to .50% of the average daily net assets of the Class R shares. This waiver may not be terminated by the distributor prior to December 31, 2016 without the prior approval of the Fund's Board of Trustees.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PRUDENTIAL JENNISON VALUE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	652	869	1,103	1,773
Class B	679	854	1,054	1,802
Class C	279	554	954	2,073
Class Q	64	202	351	786
Class R	128	453	800	1,780
Class Z	78	243	422	942

If Shares Are Not Redeemed
Expense Example, No Redemption - PRUDENTIAL JENNISON VALUE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	652	869	1,103	1,773
Class B	179	554	954	1,802
Class C	179	554	954	2,073
Class Q	64	202	351	786
Class R	128	453	800	1,780
Class Z	78	243	422	942

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
In pursuing the Fund's investment objective, we normally invest at least 65% of the Fund's total assets in the equity and equity-related securities of companies that we believe will provide investment returns above those of the Russell 1000 Value Index and, over the long term, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The Fund follows a value investment style. Most of our investments are in large capitalization companies, which are companies with market capitalizations (measured at the time of purchase) of $1 billion or more.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Value Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may not be undervalued.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets. This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide. Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time. This environment could make identifying investment risks and opportunities especially difficult for the subadviser.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

More information about the risks of investing in the Fund appears in the Prospectus.
Performance.
The following bar chart shows the Fund's performance for Class A shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns (Class A Shares)[1]
[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The total return of Class A shares from January 1, 2015 through September 30, 2015 was -12.40%.

Best Quarter:		Worst Quarter:
18.93%	2nd Quarter 2009	-25.05%	4th Quarter 2008

Average Annual Total Returns % (including sales charges) (as of 12-31-14)
Average Annual Total Returns - PRUDENTIAL JENNISON VALUE FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B shares	3.64%	11.05%	6.51%
Class C shares	7.64%	11.17%	6.50%
Class Q shares	9.87%			16.90%	Oct. 31, 2011
Class R shares	9.18%	11.73%		7.13%	Jun. 03, 2005
Class Z shares	9.77%	12.30%	7.57%
Class A Shares	3.42%	10.69%	6.66%
Class A Shares | Return After Taxes on Distributions	1.54%	10.21%	5.67%
Class A Shares | Return After Taxes on Distribution and Sale of Fund Shares	3.34%	8.48%	5.33%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	13.45%	15.42%	7.30%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.66%	15.44%	7.67%
Lipper Large-Cap Value Funds Average (reflects no deduction for sales charges or taxes)	10.60%	13.46%	6.35%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.